UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Thomas Newmeyer
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Thomas Newmeyer  San Francisco, CA    January 13, 2012

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 85

Form 13F information table value total: $168,030,000

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5    3,811       46,630 SH   SOLE              0   0   46,630
Abbott Labs                    COM      002824 10 0    2,900       51,584 SH   SOLE              0   0   51,584
Adobe Sys Inc	             COM      00724F 10 1      772       27,340 SH   SOLE              0   0   27,340
Amgen Inc.                     COM      031162 10 0    1,927       30,025 SH   SOLE              0   0   30,025
Anadarko Petroleum             COM      032511 10 7      844       11,063 SH   SOLE              0   0   11,063
Anheuser Busch Inbev S.A.      COM      03524A 10 8    1,171       19,215 SH   SOLE              0   0   19,215
Apple Computer                 COM      037833 10 0    1,669        4,121 SH   SOLE              0   0    4,121
AT&T Corp                  COM NEW      00206R 10 2    3,608      119,335 SH   SOLE              0   0  119,335
Auto Data Processing In        COM      053015 10 3    2,183       40,432 SH   SOLE              0   0   40,432
Bank of America Corporation    COM      060505 10 4      173       31,229 SH   SOLE              0   0   31,229
Baxter Intl Inc                COM      071813 10 9    2,910       58,813 SH   SOLE              0   0   58,813
Becton Dickinson & Co          COM      075887 10 9    2,862	 38,313 SH   SOLE              0   0   38,313
Berkshire Hathaway Inc Del    CL B      084670 20 7    1,341       17,582 SH   SOLE              0   0   17,582
Boeing Co                      COM      097023 10 5    3,382       46,109 SH   SOLE              0   0   46,109
BRE Properties Inc.	       COM      05564E 10 6      201        4,000 SH   SOLE              0   0    4,000
Caterpillar Inc                COM      149123 10 1	   561        6,200 SH   SOLE              0   0    6,200
Chevron Corp New               COM      166764 10 0    5,685       53,439 SH   SOLE              0   0   53,439
Cisco Sys Inc         COM      17275R 10 2    2,736      151,366 SH   SOLE              0   0  151,366
Coca Cola Co                   COM      191216 10 0    2,400       34,304 SH   SOLE              0   0   34,304
ConocoPhillips                 COM      20825C 10 4    2,190       30,059 SH   SOLE              0   0   30,059
Corning Inc                    COM      219350 10 5    1,636      126,079 SH   SOLE              0   0  126,079
Costco Whsl Corp New           COM      22160Q 10 2    2,973       35,691 SH   SOLE              0   0   35,691
Disney Walt Co.                COM      254687 10 6    2,176       58,043 SH   SOLE              0   0   58,043
Dr Pepper Snapple Group        COM      26138E 10 9      816       20,672 SH   SOLE              0   0   20,672
EMC Corp Mass                  COM      268648 10 2    1,805       83,824 SH   SOLE              0   0   83,824
Ebay Inc                       COM      278642 10 3      840       27,715 SH   SOLE              0   0   27,715
Electronic Arts Inc            COM      285512 10 9      453       22,013 SH   SOLE              0   0   22,013
Emerson Elec Co                COM      291011 10 4    2,370       50,873 SH   SOLE              0   0   50,873
Exxon Mobil Corp               COM      30231G 10 2    5,367       63,327 SH   SOLE              0   0   63,327
Frontier Communications        COM      35906A 10 8      374       72,801 SH   SOLE              0   0   72,801
General Electric Co            COM      369604 10 3    2,768      154,553 SH   SOLE              0   0  154,553
Gilead Sciences Inc.           COM      375558 10 3      692       16,915 SH   SOLE              0   0   16,915
Google Inc.                  CL  A      38259P 50 8    3,184        4,930 SH   SOLE              0   0    4,930
Hewlett-Packard Co             COM      428236 10 3    2,365       91,822 SH   SOLE              0   0   91,822
Home Depot Inc                 COM      437076 10 2    1,733       41,228 SH   SOLE              0   0   41,228
Honeywell Int'l.               COM      438516 10 6      427        7,870 SH   SOLE              0   0    7,870
Hubbell Inc                  CL  A      443510 10 2    1,467       24,525 SH   SOLE              0   0   24,525
Hubbell Inc                  CL  B      443510 20 1    1,010       15,110 SH   SOLE              0   0   15,110
Hutton Tele Trust     COM      447900 10 1       70       24,000 SH   SOLE              0   0   24,000
Intel Corp                     COM      458140 10 0    5,949      245,343 SH   SOLE              0   0  245,343
Intl Business Machs            COM      459200 10 1    8,983       48,853 SH   SOLE              0   0   48,853
Intl Game Technolog            COM      459902 10 2      749       43,565 SH   SOLE              0   0   43,565
Intuit Inc.	                   COM	    461202 10 3      980       18,650 SH   SOLE              0   0   18,650
Iron Mountain Inc.             COM      462846 10 6    1,519       49,327 SH   SOLE              0   0   49,327
Johnson & Johnson              COM      478160 10 4    4,391       66,965 SH   SOLE              0   0   66,965
Kroger Company                 COM      501044 10 1      248       10,268 SH   SOLE              0   0   10,268
Levon Resources Ltd.           COM      527901 10 2       52       48,200 SH   SOLE              0   0   48,200
Lilly Eli & Co.                COM      532457 10 8    1,873       45,070 SH   SOLE              0   0   45,070
Masco Corp                     COM      574599 10 6      206       19,725 SH   SOLE              0   0   19,725
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    3,103       61,557 SH   SOLE              0   0   61,557
Medtronic Inc                  COM      585055 10 6    1,493       39,044 SH   SOLE              0   0   39,044
Merck & Co Inc                 COM      589331 10 7    1,006       26,699 SH   SOLE              0   0   26,699
Microsoft Corp                 COM      594918 10 4    3,080      118,678 SH   SOLE              0   0  118,678
Mueller Water Products        CL A      624758 10 8       70       28,751 SH   SOLE              0   0   28,751
Nike Inc.                     CL B      654106 10 3    2,000       20,758 SH   SOLE              0   0   20,758
Oracle Corp		             COM      68389X 10 5      928       36,198 SH   SOLE              0   0   36,198
Pentair Inc.                   COM      709631 10 5    1,069       32,126 SH   SOLE              0   0   32,126
Pepsico Inc                    COM      713448 10 8    5,212       78,560 SH   SOLE              0   0   78,560
Pfizer Inc                     COM      717081 10 3    4,447      205,536 SH   SOLE              0   0  205,536
Philip Morris Intl Inc.        COM	    718172 10 9      337        4,300 SH	 SOLE              0   0    4,300
Procter & Gamble Co            COM      742718 10 9    4,549       68,200 SH   SOLE              0   0   68,200
Qualcomm Inc.                  COM      747525 10 3    1,776       32,484 SH   SOLE              0   0   32,484
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      472        6,470 SH   SOLE              0   0    6,470
Safeway Inc.                   COM      786514 20 8      920       43,750 SH   SOLE              0   0   43,750
Schlumberger Ltd               COM      806857 10 8    4,413       64,610 SH   SOLE              0   0   64,610
Snap On Inc                    COM      833034 10 1    1,058       20,910 SH   SOLE              0   0   20,910
Spectra Energy Corp            COM      847560 10 9    1,201       39,059 SH   SOLE              0   0   39,059
Starbucks Corp                 COM      855244 10 9    2,167       47,100 SH   SOLE              0   0   47,100
Sysco Corp                     COM      871829 10 7    2,421       82,561 SH   SOLE              0   0   82,561
Target Corp                    COM      87612e 10 6    3,872       75,607 SH   SOLE              0   0   75,607
Time Warner Inc                COM      887317 10 5      370       10,261 SH   SOLE              0   0   10,261
Union Pac Corp                 COM      907818 10 8    2,301       21,725 SH   SOLE              0   0   21,725
United Natural Foods Inc       COM      911163 10 3      327        8,175 SH   SOLE              0   0    8,175
United Parcel Service Inc      COM      911312 10 6    3,207       43,828 SH 	 SOLE              0   0   43,828
USX Marathon Group             COM      565849 10 6      210        7,200 SH   SOLE              0   0    7,200
Vanguard REIT                  ETF      922908 55 3      217        3,750 SH   SOLE              0   0    3,750
Verizon Communications         COM      92343v 10 4    2,757       68,719 SH   SOLE              0   0   68,719
Visa Inc                      CL A      92826C 83 9    2,597       25,585 SH   SOLE              0   0   25,585
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    2,487       88,753 SH   SOLE              0   0   88,753
Wal Mart Stores Inc            COM      931142 10 3    1,620       27,110 SH   SOLE              0   0   27,110
Walgreen Co.                   COM      931422 10 9    2,090       63,245 SH   SOLE              0   0   63,245
Watts Water Tech Inc.         CL A      942749 10 2      898       26,260 SH   SOLE              0   0   26,260
Wells Fargo & Company          COM      949746 10 1      496       17,998 SH   SOLE              0   0   17,998
Yahoo Inc                      COM      984332 10 6      741       45,943 SH   SOLE              0   0   45,943
Zimmer Hldgs Inc               COM      98956P 10 2    1,316       24,637 SH   SOLE              0   0   24,637
